Revenue recognition (Tables)	12 Months Ended
Dec. 31, 2019
Revenue recognition
Schedule of revenue components

Net sales to external customers by region(1)

EURm	2019	2018	2017
Asia-Pacific	4 556	4 081	4 228
Europe	6 620	6 489	6 833
Greater China	1 843	2 165	2 516
Latin America	1 472	1 380	1 279
Middle East & Africa	1 876	1 874	1 907
North America	6 948	6 574	6 384
Total	23 315	22 563	23 147

(1)   Net sales to external customers by region are based on the location of customer.

Schedule of unsatisfied performance obligations

	2019	2018
Within 1 year	69%	59%
2-3 years	27%	34%
More than 3 years	4%	7%
Total	100%	100%